Exceptional items (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2018	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Exceptional items
Exceptional items-cost of sales			$ 7,778	$ 7,210	[1]	$ 5,786	[1]
Total selling, general and administrative expense			433	450	[1]	462	[1]
Finance expense			485	649	[1]	594	[1]
Total exceptional items			50	(23)	[1]	19	[1]
Repayment of principal amount outstanding			443	$ 4,385	[2]	2,604	[2]
6.000% Senior Notes due 2021
Exceptional items
Repayment of principal amount outstanding	$ 440	$ 440
Stated interest rate	6.00%	6.00%		6.00%
Exceptional items
Exceptional items
Exceptional items-cost of sales			124	$ 100	[1]	15	[1]
Total selling, general and administrative expense			19	49	[1]	130	[1]
Finance expense			22	132	[1]	97	[1]
Total exceptional items			351	281	[1]	242	[1]
Exceptional items - cost of sales
Exceptional items
Impairment-property, plant and equipment			11	54		9
Restructuring costs			57	38		15
Start-up related costs			48	8		5
Non-cash inventory adjustment						10
Past service cost/(credit)			8			(24)
Exceptional items-cost of sales			124	100		15
Exceptional items - SGA expenses
Exceptional items
Transaction related costs - acquisition, integration and IPO			19	49		128
Restructuring and other costs						2
Total selling, general and administrative expense			19	49		130
Exceptional Items Impairment of Intangible Assets [Member]
Exceptional items
Exceptional impairment- goodwill			186
Exceptional impairment-intangible assets			186
Exceptional items - finance expense
Exceptional items
Debt refinancing and settlement costs			16	117		157
Exceptional loss on derivative financial instruments			6	15		11
Interest payable on acquisition notes						17
Finance expense			22	132		185
Exceptional items - finance income
Exceptional items
Exceptional gain on derivative financial instruments						(88)
Exceptional items-finance income						(88)
Exceptional items - capacity realignment programs
Exceptional items
Exceptional items-cost of sales			116	100		31
Metal Packaging Europe | Exceptional items - cost of sales
Exceptional items
Exceptional items-cost of sales			27	54		15
Metal Packaging Americas and Glass Packaging North America | Exceptional items - cost of sales
Exceptional items
Past service cost/(credit)			8
Glass Packaging North America | Exceptional items - cost of sales
Exceptional items
Past service cost/(credit)						24
Exceptional items-cost of sales			78	43		5
Glass Packaging North America | Exceptional Items Impairment of Intangible Assets [Member]
Exceptional items
Exceptional impairment- goodwill			186
Glass Packaging Europe | Exceptional items - cost of sales
Exceptional items
Exceptional items-cost of sales			5
Metal Packaging Americas | Exceptional items - cost of sales
Exceptional items
Exceptional items-cost of sales			$ 6	3		11
Cross currency interest rate swaps (CCIRS)
Exceptional items
Contract value		$ 440		500
Cross currency interest rate swaps (CCIRS) | Exceptional items - finance expense
Exceptional items
Exceptional loss on derivative financial instruments		$ 6		15
Cumulative losses recycled from other comprehensive income				12
Loss on hedge ineffectiveness						$ 11
Beverage Can | Exceptional items - SGA expenses
Exceptional items
Transaction related costs - acquisition, integration and IPO				$ 128

[1]	The consolidated income statements for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 29 to these consolidated financial statements.
[2]	The consolidated statements of cash flows for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 29 to these consolidated financial statements